UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppuage, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/07

Item 1.  Reports to Stockholders.

JACOBS & COMPANY MUTUAL FUND

Ticker Symbol: JACOX

CUSIP:665 37T 109

Shareholder Services toll free 1-877-560-6823

www.jacobsandcompany.com

Semi-Annual Report

July 31, 2007

October 2007

Dear Shareholder:

Our market outlook continues to be cautiously optimistic for the short term and bullish long term.  The uncertainties surrounding the growth of the economy, inflation and current geopolitical events continue to affect the markets worldwide on a daily basis.  Energy prices continue to be a wild card and provide uncertainty as the markets adjust to more volatile pricing patterns.

Looking ahead, we believe the companies held in the Fund’s portfolio will report solid and improved earnings.  We have diversified our energy holdings with less emphasis on coal and more weighting in oil and gas royalty trusts.  We still maintain our Williams Company equity position that converted from a preferred stock to a common stock primarily focused on the natural gas sector.

We continue to acquire GNMAs for the fixed income portion of the Fund’s portfolio.  GNMAs continue to be our largest core fixed income investments with coupons ranging from 6 ½ - 11% (GNMAs represent 39% of the portfolio).  The GNMAs should contribute strength and a continued defensive posture for our portfolio.

While the Fund’s shareholder base, which has included several collateral accounts of insurance companies, has somewhat diminished over the course of last year due to the troubled state of the insurance and surety industry, we believe this trend will reverse itself in 2007 and assets should begin growing at an accelerated pace.  When this occurs, operating expenses and costs of managing and administering the mutual fund should continue to lessen with the combination of new shareholders and our new administrator.

As always, if you have any questions about your investment in the Jacobs & Company Mutual Fund, please call us.  Thank you again for allowing us to help you achieve your investment objectives.

Sincerely,

John M. Jacobs

Portfolio holdings may not be representative of the fund's current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice.

An investor should consider the Fund's investment objective, risks, charges, and expenses carefully before investing. This and other information about the Fund is contained in the fund's prospectus, which can be obtained by calling 1-877-560-6823. Please read the prospectus carefully before investing. The fund is distributed by Aquarius Fund Distributors, LLC, member FINRA/SIPC.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results

1003 - AFD - 10/9/2007

JACOBS & COMPANY MUTUAL FUND

ALLOCATION OF PORTFOLIO ASSETS- July 31, 2007 (Unaudited)

EXPENSE EXAMPLE- July 31, 2007 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (2/1/07-7/31/07).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 2.00% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by the Fund’s transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

JACOBS & COMPANY MUTUAL FUND

EXPENSE EXAMPLE- July 31, 2007 (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	2/1/07	7/31/07	2/1/07-7/31/07*
Actual	$1,000.00	$ 954.66	$9.69
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - July 31, 2007 ( Unaudited)
Shares	COMMON STOCKS - 56.83%	Market Value
	Aerospace/Defense-6.79%
2,000	Force Protection, Inc. *	$ 31,400
3,300	United Technologies Corp. #	240,801
		272,201
	Banks-1.83%
2,000	East West Bancorp, Inc.	73,320

	Chemicals-2.01%
2,000	Albemarle Corp. #	80,460

	Coal-6.12%
6,000	Arch Coal, Inc.	179,340
15,606	National Coal Corp. *	66,013
		245,353
	Computers-4.13%
3,600	Hewlett Packard Co.#	165,708

	Diversified Financial Services-0.64%
4,000	Labranche & Company, Inc. *	25,880

	Electronics-0.64%
1,500	L-1 Identity Solutions, Inc. *	25,710

	Energy-Alternate Sources-2.65%
10,000	Evergreen Energy, Inc. *	36,700
2,781	Tootsie Roll Industries	69,609
		106,309
	Internet-0.81%
1,400	Yahoo, Inc. *	32,550

	Machinery-Diversified-0.67%
4,000	Presstek, Inc. * #	26,680

	Mining-6.01%
1,500	Freeport-McMoran Copper & Gold #	140,970
7,000	Ivanhoe Mines, Ltd.* #	100,100
		241,070
	Miscellaneous Manufacturing-3.12%
2,500	Barnes Group, Inc. #	78,000
1,000	Freightcar America, Inc. #	47,270
		125,270
	Oil&Gas-8.92%
2,000	Callon Petroleum Co *	28,020
2,000	Constellation Energy Partners	98,000
12,500	McMoran Exploration Co.*	178,125
1,100	Newfield Exploration Co. *	52,855
		357,000

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - July 31, 2007 (Unaudited) (Continued)
Shares		Market Value
	Oil&Gas Services-1.16%
2,000	Complete Production Services *	$ 46,380

	Pipelines-7.34%
2,100	Enterprise Products Partners	65,310
7,100	The Williams Companies., Inc. #	228,975
		294,285
	REITS-0.95%
2,000	Capitalsource, Inc	38,000

	Retail-2.39%
700	Sears Holding Corp *	95,733

	Telecommunications-0.65%
5,000	Level 3 Communications, Inc. *	26,150

	TOTAL COMMON STOCKS (Cost $2,385,098)	2,278,079

Principal
Amount	U.S. GOVERNMENT AGENCY - 42.14%
	Federal Home Loan Mortgage Company - 1.57%
$ 72,969	4.51%^, 03/15/34	63,130

	Federal National Mortgage Assocation - 1.61%
65,000	5.00% ^, 02/18/14	64,507

	Government National Mortgage Association - 38.96%
859	6.50%, 06/15/2023	874
327,708	6.50%, 03/15/2024	333,699
323,503	6.50%, 07/15/2024	329,416
454,710	6.50%, 09/15/2032	463,022
161,958	6.75%, 01/15/2028	167,725
239,398	7.00%, 06/15/2029	247,627
3,280	7.00%, 11/15/2026	3,394
3,143	7.00%, 09/15/2027	3,251
1,383	7.00%, 07/15/2023	1,430
1,128	7.00%, 11/15/2029	1,166
1,388	7.00%, 04/15/2031	1,435
187	7.50%, 05/15/2017	195
1,563	7.50%, 03/15/2024	1,629
211	8.00%, 06/15/2017	220
753	8.00%, 12/15/2021	782
823	8.00%, 02/15/2022	854
44	9.50%, 08/15/2009	45
261	9.50%, 03/15/2020	290
99	9.50%, 03/15/2020	108
604	10.50%, 01/15/2016	678
247	10.50%, 03/15/2016	277

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - July 31, 2007 (Unaudited) (Continued)
Principal	Government National Mortgage
Amount	Association- 38.96%, Continued	Market Value
$ 50	10.50%, 11/20/2018	$ 55
135	10.50%, 5/20/2019	152
203	11.00%, 03/15/2010	219
215	11.00%, 09/15/2010	232
276	11.00%, 09/15/2010	309
50	11.00%, 09/15/2015	56
233	11.00%, 11/15/2015	261
113	11.00%, 08/20/2019	126
1,194	11.00%, 11/20/2019	1,344
754	11.00%, 08/20/2020	850
		1,561,721

	TOTAL U.S. GOVERNMENT AGENCY (Cost $1,740,254)	1,689,358

	CORPORATE BONDS - 2.53%

	Chemicals - 2.53%
100,000	Union Carbide Corp., 6.70%, 04/01/2009	101,493

	TOTAL CORPORATE BONDS (Cost $101,710)	101,493

Shares	SHORT-TERM INVESTMENTS- 0.43%
17,327	Bank of New York Hamilton Fund, Premier Shares, 4.93%^	17,327

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,327)	17,327

	Total Investments in Securities
	(Cost $4,244,389) - 101.93%	4,086,257
	Call Options Written - (3.06)%	(122,780)
	Other Assets in Excess of Liabilities - 1.13%	45,157
	Net Assets - 100.00%	$ 4,008,634

* Non-income producing security.
# Security is subject to written call option.
^ Variable rate security. Rate shown is the rate in effect on July 31, 2007.
ADR-American Depositary Receipt.

See Notes to Financial Statements.
JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF CALL OPTIONS WRITTEN- July 31, 2007 (Unaudited) (Continued)
Contracts*	Underlying Security/Expiration Date/Exercise Price	Market Value
20	Albermarle Corp.
	Expiration December 2007, Exercise Price $45.00	$ 3,300
25	Barnes Group Inc.
	Expiration September 2007, Exercise Price $25.00	17,000
5	Freeport-McMoran Copper & Gold
	Expiration January 2008, Exercise Price $80.00	10,900
10	Freeport-McMoran Copper & Gold
	Expiration February 2008, Exercise Price $90.00	17,000
10	Freightcar America, Inc.
	Expiration December 2007, Exercise Price $55.00	1,900
36	Hewlett Packard Co.
	Expiration January 2008, Exercise Price $45.00	18,000
26	Ivanhoe Mines, Ltd.
	Expiration January 2008, Exercise Price $17.50	2,600
40	Presstek Inc.
	Expiration January 2008, Exercise Price $7.50	2,000
33	United Technologies Corp.
	Expiration November 2007, Exercise Price $70.00	23,100
71	The Williams Companies, Inc.
	Expiration January 2008, Exercise Price $32.50	26,980
	Total Call Options Written (Proceeds $77,716)	$ 122,780

*Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES - July 31, 2007 (Unaudited)

ASSETS
Investments in securities, at value
(identified cost $4,244,389)	$4,086,257
Receivables
Securities sold	60,627
Dividends and interest	15,265
Due from Advisor	18,751
Prepaid expenses	2,694
Total assets	4,183,594

LIABILITIES
Call options written, at value (proceeds $77,716)	122,780
Payables
12b-1 fees	910
Administration fees	2,667
Fund accounting fees	3,285
Transfer agent fees	3,833
Custody fees	15,950
Other accrued expenses	25,535
Total liabilities	174,960

NET ASSETS	$4,008,634

Net asset value, offering and redemption price per share
[$4,008,634 / 514,395 shares outstanding;
unlimited number of shares authorized]	$7.79

COMPONENTS OF NET ASSETS
Paid-in capital	$5,988,946
Distributions in excess of net investment income	(91,615)
Accumulated net realized loss on investments	(1,685,501)
Net unrealized depreciation of:
Investments	(158,132)
Options written	(45,064)
NET ASSETS	$4,008,634

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

STATEMENT OF OPERATIONS - For the Six Months Ended July 31, 2007 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of $32 of foreign taxes)	$15,751
Interest	54,052
Total income	69,803

Expenses
Advisory fees	21,856
Administration fees	17,660
Custody fees	17,388
Fund accounting fees	15,052
Transfer agent fees	11,292
Audit fees	9,386
Registration fees	8,932
Shareholder reporting	8,063
Legal fees	5,594
12b-1 fees	5,464
Chief Compliance Officer Fees	5,215
Insurance fees	3,357
Trustees' fees	2,750
Total expenses	132,009
Less: fee waiver/expense reimbursement	(88,313)
Net expenses	43,696
Net investment income	26,107

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from:
Investments	(27,443)
Option contracts written	(73,887)
(101,330)
Net change in unrealized depreciation on:
Investments	(77,697)
Option contracts written	(34,257)
(111,954)
Net realized and unrealized loss on investments	(213,284)
Net Decrease in Net Assets
Resulting from Operations	$(187,177)

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

			Six Months	Year
			Ended	Ended
			July 31,	January 31,
			2007	2007
DECREASE IN NET ASSETS FROM:			(Unaudited)
OPERATIONS
Net investment income			$26,107	$94,965
Net realized gain (loss) on investments
and option contracts written			(101,330)	24,788
Net change in unrealized
depreciation on investments
and option contracts written			(111,954)	(336,014)
Net decrease in net assets
resulting from operations			(187,177)	(216,261)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ($0.00 and $0.40
per share, respectively)			-	(218,879)
Total distributions to shareholders			-	(218,879)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net decrease in net assets
derived from net change
in outstanding shares (a)			(463,205)	(252,203)
Total decrease in net assets			(650,382)	(687,343)

NET ASSETS
Beginning of period			4,659,016	5,346,359
End of period			$4,008,634	$4,659,016

Includes accumulated net investment income (loss) of:			$(91,615)	$(117,722)

(a) A summary of share transactions is as follows:

	Six Months		Year
	Ended		Ended
	July 31, 2007		January 31, 2007
	(Unaudited)
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	27,342	$222,343	72,025	$614,010
Shares issued
for reinvestment
of distributions	-	-	26,519	215,604
Shares redeemed	(83,878)	(685,548)	(126,399)	(1,081,817)
Net decrease	(56,536)	$(463,205)	(27,855)	$(252,203)

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months		Year		Year		Year	Year	Year
	Ended		Ended		Ended		Ended	Ended	Ended
	July 31,		January 31,		January 31,		January 31,	January 31,	January 31,
	2007		2007		2006		2005	2004	2003
	(Unaudited)
Net asset value,
beginning of period	$8.16		$8.93		$8.48		$8.86	$9.20	$10.18

Income from
investment operations:
Net investment income	0.05		0.17	^	0.11	^	0.13	0.16	0.13
Net realized and unrealized
gain (loss) on investments	(0.42)		(0.54)	^	0.46	^	(0.24)	(0.33)	(0.98)
Total from investment operations	(0.37)		(0.37)		0.57		(0.11)	(0.17)	(0.85)

Less distributions:
From net investment income	-		(0.40)		(0.12)		(0.27)	(0.17)	(0.13)

Net asset value,
end of period	$7.79		$8.16		$8.93		$8.48	$8.86	9.20

Total return #	(4.53%)	+	(4.14%)		6.77%		(1.23%)	(1.89%)	(8.39%)

Ratios/supplemental data:
Net assets, end of
period (thousands)	$4,009		$4,659		$5,346		$6,233	$9,761	11,532
Ratio of expenses to
average net assets:
Before expense
reimbursement	6.04%	**	5.17%		4.37%		3.27%	2.78%	3.54%
After expense
reimbursement	2.00%	**	2.00%		2.00%		2.00%	2.00%	2.00%
Ratio of net investment
income to average net assets:
After expense
reimbursement	1.19%	**	1.95%		1.29%		1.21%	1.58%	1.50%
Portfolio turnover rate	54.5%	+	86.5%		148.8%		181.0%	323.9%	190.7%

^Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
#Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.
+Not annualized.
**Annualized.

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS- July 31, 2007 (Unaudited)

NOTE 1 – ORGANIZATION

The Jacobs & Company Mutual Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Fund commenced operations on June 11, 2001, as a series of Advisors Series Trust, and was reorganized as a series of the Trust on July 15, 2005. The investment objective of the Fund is to seek a combination of current income and growth of capital, consistent with preservation of capital.  The Advisor seeks to achieve its objective by investing in a combination of equity and fixed-income securities.  In selecting equity securities for the Fund, the Advisor seeks growth stocks of large-capitalization domestic companies that the Advisor believes to be of high-quality, based on its analysis of factors such as potential earnings growth, strength of management, product development and dividend history.  In selecting fixed-income securities, the Advisor seeks safety of principal, monthly cash flows and above-average yield, with a sensitivity to risk.  Covered call options will be written on equity securities to enhance total return and provide additional protection during corrections and consolidations in the equity markets.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.

Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.  Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees.  Short-term investments are valued at amortized cost, which approximates market value.

JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS- July 31, 2007 (Unaudited) (Continued)

B.

Federal Income Taxes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

C.

Securities Transactions, Dividend Income and Distributions.  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Discounts and premiums on securities purchased are amortized over the life of the respective security.  Paydown gains and losses on mortgage backed securities are recorded as adjustments to interest income.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.

Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.

Options Transactions. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

F.

Indemnification. The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Jacobs & Company (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund.  As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets.  For the six months ended July 31, 2007, the Fund incurred $21,856 in advisory fees before the waiver and reimbursement described below.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund’s expenses, for an indefinite period, so that its ratio of annual expenses to average net assets will not exceed 2.00%.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund’s operations.  For the six months ended July 31, 2007, the Advisor absorbed expenses of $88,313; no amounts were reimbursed to the Advisor.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.   Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $565,144 at July 31, 2007, and will expire as follows:

Year	Amount
2008	$188,648
2009	$134,202
2010	$242,294

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund’s average daily net assets annually.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the six months ended July 31, 2007, the Fund paid the Distribution Coordinator $5,464.

Pursuant to separate servicing agreements, Gemini Fund Services, LLC (“GFS”) is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also is subject to a minimum annual fee.  In addition, the Fund also pays GFS for any out-of-pocket expenses.  Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $27,750 or

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

For the six months ended July 31, 2007, the Fund incurred $17,660 in expenses for administrative services performed by GFS.

Fund Accounting.  Total charges for fund accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.  The Fund pays GFS a base annual fee of $22,200 plus an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

For the six months ended July 31, 2007, the Fund incurred $15,052 in expenses for fund accounting services performed by GFS.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

The greater of the annual minimum or per account charges. The annual minimum is $13,875 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

For the six months ended July 31, 2007, the Fund incurred $11,292 in expenses for transfer agency services performed by GFS.

Custody Administration. Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The asset based fee is subject to a minimum annual fee.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’s share of such fees for the six months ended July 31, 2007 was $4,465.   The Custody fees listed in the Statement of Operations include the custody administration fees earned by GFS as Custody Administrator.

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended July 31, 2007, the Fund incurred expenses of $5,215 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), a subsidiary of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended July  31, 2007, GemCom received $2,381 from the Fund for performing such services.

Aquarius Fund Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of GFS.  The Distributor is paid a flat fee by the Fund pursuant to its Underwriting Agreement with the Trust, as well as certain fees relating to advertising review and other incidentals.  Pursuant to the terms of the Underwriting Agreement, the Fund is authorized to utilize part of the fees paid under the Plan to compensate the Distributor for services rendered pursuant to the Underwriting Agreement.  For the six months ended July 31, 2007, the Fund made no payments to the Distributor.

A Trustee and certain officers of the Trust are officers of GFS and/or FCS and are affiliates of the Distributor.

NOTE 4 – OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the six months ended July  31, 2007, were as follows:

           Number of          Premiums

            Contracts           Received

Options outstanding, beginning of year

      278              $       45,448

Options written

      986

 232,608

Options exercised                                                    (104)                    (14,058)

Options closed                                                         (884)                  (186,282)

Options outstanding, end of year

                     276              $       77,716

NOTE 5 – INVESTMENT TRANSACTIONS

During the six months ended July 31, 2007, the aggregate purchases and sales of securities, other than U.S. Government Securities and short-term investments were:

       Purchases

     Sales

Long Transactions

      $ 2,345,553

 $ 2,300,323

As of July 31, 2007, the cost basis along with the net unrealized appreciation and depreciation on investment securities were as follows:

Cost of investments

$ 4,244,389

Gross unrealized appreciation

$    246,578

Gross unrealized depreciation

$   (404,710)

Net unrealized depreciation

  on investments

                $   (158,132)

Net unrealized depreciation

  on options written

$   (45,064)

NOTE 6 – TAX INFORMATION

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments for income on trust preferred instruments and partnership investments.

          As of January 31, 2007, the components of capital on a tax basis were as follows:

Undistributed ordinary income

  $        1,873

Undistributed long-term capital gain

                 —

Total distributable earnings

  $        1,873

Other accumulated losses

   (1,578,154)

Total accumulated losses

 $(1,576,281)

The Fund had a capital loss carryforward of $1,578,154 as of January 31, 2007, of which $7,108 expires in 2011, $1,385,715 expires in 2012, and $185,331 expires in 2013.

The tax character of distributions paid during the years ended January 31, 2007 and 2006 were as follows:

	2007	2006
Ordinary Income	$218,879	$71,964

NOTE 7 – NEW ACCOUNTING PRONOUNCEMENTS

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  FIN 48 is to be implemented no later than July 31, 2007 and is to be applied to all open tax years.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the fund.

JACOBS & COMPANY MUTUAL FUND

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees of Northern Lights Fund Trust (the “Board”) (including the Independent Trustees) considered the continuation of the Advisory Agreement between the Advisor, on behalf of the Fund, and the Trust at Board meetings held on March 30, 2007 and June 28, 2007.  The Board considered, among other things, information regarding the Advisor, including matters relating to the Advisor’s personnel and financial condition; the nature and quality of the services provided by the Advisor under the Advisory Agreement; the fees waived and expenses paid by the Advisor pursuant to the expense limitation agreement, performance of the Fund relative to the Fund’s benchmark; comparable fee and expense information of similar unaffiliated mutual funds; the Advisor's profitability from managing the Fund; the Fund’s brokerage and related commissions, and the benefits received by the Advisor from related sources like distribution fees.

The Board discussed at those meetings, among other things,: the Advisor’s performance (on an absolute and relative basis); the Advisor’s adherence to compliance procedures; the Advisor’s marketing activity; the overall quality of services provided to the Fund; and the cost structure of the Fund relative to its peer group.  A representative of the Advisor discussed the relationship of the Advisor to its parent company.  At the June meeting it was noted that the Advisor was very close to completing its refinancing and had made progress toward a plan to improve performance.

The Board received representations regarding the adequacy of the Advisor's compliance policies and procedures.  In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement were fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the services provided; and (c) agreed to renew the Advisory Agreement.  As to the performance of the Fund, the Trustees recognized that the Fund’s strategy is difficult to implement with a low level of assets, but because the Advisor assured the Board regarding growth in assets, and was taking specific steps to improve performance, the performance was acceptable.

JACOBS & COMPANY MUTUAL FUND

ADDITIONAL INFORMATION  (Unaudited)

Going Concern

Jacobs & Company (“J&C” or the “Adviser”) has a substantial deficit in capital, and revenues derived from its business are not currently sufficient to overcome that deficit.  It has relied upon the financial support of its parent, Jacobs Financial Group, Inc. (“JFG”) to continue operations.  Unless such support continues or the volume of the Adviser’s business and revenues increase, the Adviser may not be able to continue as a going concern.

JFG has had a "going concern" qualification to its opinion from its auditors for the period June 1, 2001 through May 31, 2007.  It is anticipated that this qualification will continue until the volume of business conducted by its insurance company subsidiary and J&C and its other subsidiaries significantly increases or a significant financing is completed.  JFG financial statements are available online, under the ticker symbol "JFGI" or can be obtained by contacting the Fund at (304) 343-8171.

___________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-877-560-6823 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-560-6823.

Advisor

J acobs & Company

300 Summers Street, Suite 970

Charleston, WV 25301

www.jacobsand company.com

Distributor

Aquarius Fund Distributors, LLC

4020 South 147th Street

Omaha, NE 68114

Custodian

The Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street

Omaha, NE 68137

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103-3638

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202-4089

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-877-560-6823.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/09/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/09/07

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/09/07